STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2023
STOCK-BASED COMPENSATION
Schedule of share-based compensation stock options activity

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	11	12	13	14	15	16	17	18	19	20	21	22	23	24
	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,	April 14,	January 3,	May 22,
Grant date	2016	2016	2016	2016	2017	2017	2017	2018	2018	2019	2020	2021	2022	2023

Outstanding as of September 30, 2020	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000	—	—	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	160,000	—	—
Options exercised	—	—	—	—	—	—	(1,000)	—	—	—	—	(20,930)	—	—
Options cancelled/expired	(1,000)	(60,000)	(20,000)	(20,000)	—	(2,500)	(6,000)	(10,000)	—	—	—	—	—	—
Outstanding as of September 30, 2021	12,500	—	—	—	18,000	—	1,800	19,000	20,000	36,000	38,000	139,070	—	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	40,000	—
Options exercised	—	—	—	—	—	—	(1,000)	—	—	—	—	(15,510)	—	—
Options cancelled/expired	—	—	—	—	(4,000)	—	(800)	—	—	—	—	—	—	—
Outstanding as of September 30, 2022	12,500	—	—	—	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	—	36,000
Options exercised	—	—	—	—	—	—	—	—	(5,497)	—	—	—	—	—
Options cancelled/expired	(12,500)	—	—	—	(14,000)	—	—	(19,000)	(10,503)	—	—	(14,860)	(2,000)	—
Outstanding as of September 30, 2023	—	—	—	—	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000
Options vested and exercisable	—	—	—	—	—	—	—	—	—	—	—
At September 30, 2021	12,500	—	—	—	18,000	—	1,800	19,000	20,000	36,000	38,000	139,070	—	—
At September 30, 2022	12,500	—	—	—	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—
At September 30, 2023	—	—	—	—	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000
Weighted average fair value at the grant date (US$)	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1	4.0	2.5	12.5	5.4	4.6

Schedule of share-based payment award stock options valuation assumptions

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	11	12	13	14	15	16	17	18	19	20	21	22	23	24
Exercise price (US$)	13.8	20.5	16.5	20.0	20.7	16.50	8.0	9.1	8.2	5.19	5.30	15.85	7.23	6.79
Average risk-free interest rate	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%	0.87%	1.37%	0.04%
Expected option life (year)	5	10	10	10	5	5	5	5	5	5	5	5	5	10
Volatility rate	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.16%	64.58%	68.19%	103.32%	52.62%	109.92%	100.95%	0.74%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—	—	—